Leases - Summary of supplemental cash flow (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 43,539	¥ 40,837